Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Shares	Common Shares OCC vessels	Common Shares E.R Vessels	Additional Paid-in Capital	Additional Paid-in Capital OCC vessels	Additional Paid-in Capital E.R Vessels	Accumulated Other Comprehensive income/(loss)	Accumulated deficit	Treasury shares	Treasury shares Songa Vessels	Total	OCC vessels	E.R Vessels	Songa Vessels
BALANCE, value at Dec. 31, 2017	$ 642			$ 2,123,108			$ 605	$ (1,036,303)	$ 0		$ 1,088,052
BALANCE, shares at Dec. 31, 2017	64,160,004
Cumulative effect of accounting change								(1,857)			(1,857)
Net income / (loss)								20,628			20,628
Other comprehensive income / (loss)							183				183
Amortization of share-based compensation (Note 12)				5,011							5,011
Secondary offering expenses				(439)							(439)
Acquisition of vessels (Notes 5, 6 and 10), value		$ 33			$ 42,929							$ 42,962
Acquisition of vessels (Notes 5, 6 and 10), shares		3,304,735
BALANCE, value at Jun. 30, 2018	$ 675			2,170,609			788	(1,017,532)	0		1,154,540
BALANCE, shares at Jun. 30, 2018	67,464,739
BALANCE, value at Dec. 31, 2018	$ 926			2,502,429			0	(980,165)	(3,145)		1,520,045
BALANCE, shares at Dec. 31, 2018	92,627,349
Net income / (loss)								(45,515)			(45,515)
Amortization of share-based compensation (Note 12)				2,857							2,857
Acquisition of vessels, value										$ (93)				$ (93)
Acquisition of vessels (Notes 5, 6 and 10), value			$ 10			$ 10,053							$ 10,063
Acquisition of vessels (Notes 5, 6 and 10), shares			999,336
Purchase of treasury stock (Note 10), value	$ (19)			(14,593)					3,145		(11,467)
Purchase of treasury stock (Note 10), shares	(1,876,685)
BALANCE, value at Jun. 30, 2019	$ 917			$ 2,500,746			$ 0	$ (1,025,680)	$ (93)		$ 1,475,890
BALANCE, shares at Jun. 30, 2019	91,750,000